January 7, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Windsor Funds

File No. 2-14336

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated December 16, 2019, filed pursuant to Rule 497(e), for the Vanguard Windsor II Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the enclosed Amendment, please contact me at

(610)669-7310.

Sincerely,

Alexander F. Smith

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission